Subsequent Events (Detail) - Subsequent event - Columbus $ in Millions	Nov. 27, 2017 USD ($)
Subsequent Event
Purchase price	$ 850.0
Term loan facility
Subsequent Event
Proceeds from credit facility used to finance acquisition	375.0
Revolving line of credit
Subsequent Event
Proceeds from credit facility used to finance acquisition	$ 375.0